Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Administrative Expenses
Schedule of administrative expenses

	2016	2017	2018
	MCh$	MCh$	MCh$

General administrative expenses	209,304	211,611	231,458
Outsources services	46,923	51,949	50,898
Marketing expenses	32,781	30,698	31,375
Taxes, payroll taxes and contributions	14,161	14,242	14,937
Board expenses	3,175	2,955	2,809
Total	306,344	311,455	331,477